FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Sensitivity analysis net exposure (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$) item
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Percentage of risk deterioration for scenario one	25.00%
Percentage of risk deterioration for scenario two	50.00%
Number of scenarios | item	3
Probable
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	R$ (528)
Net exposure in IPCA	(56,733)
Net exposure in hedge CDI position	(558,594)
Total net exposure in each scenario	(615,855)
Probable | Hedge (long position) derivatives depreciation risk in Euro [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(4,334)
Probable | Debt appreciation risk for payables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(25,633)
Probable | Debt depreciation risk for receivables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	29,439
Probable | Hedge (short position) derivatives depreciation risk in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	(292,347)
Probable | Debt appreciation risk for payables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	(185,022)
Probable | Debt depreciation risk for receivables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	477,369
Probable | Hedge (long position) derivatives risk of decrease risk in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	262,817
Probable | Debt risk of increase in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	(319,550)
Probable | Hedge US $ and Euro (short and long position) derivative risk decrease in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	(295,777)
Probable | Hedge IPCA short position derivatives risk of increase in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	(262,817)
25% depreciation
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(660)
Net exposure in IPCA	(56,733)
Net exposure in hedge CDI position	(545,775)
Total net exposure in each scenario	(603,168)
Net effect on changes in current fair value	12,687
25% depreciation | Hedge (long position) derivatives depreciation risk in Euro [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(5,418)
25% depreciation | Debt appreciation risk for payables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(32,041)
25% depreciation | Debt depreciation risk for receivables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	36,799
25% depreciation | Hedge (short position) derivatives depreciation risk in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	(365,433)
25% depreciation | Debt appreciation risk for payables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	(231,277)
25% depreciation | Debt depreciation risk for receivables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	596,710
25% depreciation | Hedge (long position) derivatives risk of decrease risk in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	250,228
25% depreciation | Debt risk of increase in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	(306,961)
25% depreciation | Hedge US $ and Euro (short and long position) derivative risk decrease in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	(295,547)
25% depreciation | Hedge IPCA short position derivatives risk of increase in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	(250,228)
50% depreciation
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(792)
Net exposure in IPCA	(56,733)
Net exposure in hedge CDI position	(534,259)
Total net exposure in each scenario	(591,784)
Net effect on changes in current fair value	24,071
50% depreciation | Hedge (long position) derivatives depreciation risk in Euro [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(6,501)
50% depreciation | Debt appreciation risk for payables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(38,449)
50% depreciation | Debt depreciation risk for receivables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	44,158
50% depreciation | Hedge (short position) derivatives depreciation risk in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	(438,520)
50% depreciation | Debt appreciation risk for payables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	(277,532)
50% depreciation | Debt depreciation risk for receivables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	716,052
50% depreciation | Hedge (long position) derivatives risk of decrease risk in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	238,939
50% depreciation | Debt risk of increase in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	(295,672)
50% depreciation | Hedge US $ and Euro (short and long position) derivative risk decrease in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	(295,320)
50% depreciation | Hedge IPCA short position derivatives risk of increase in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	R$ (238,939)